Debt Notes (Details) [Textuals] (USD $)	2 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Aug. 23, 2006	Dec. 31, 2011 Six Point Nine Five Percentage Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2011 $1.0 Billion notes due 2021 [Member]	Aug. 17, 2006 Convertible Debt [Member]	Aug. 18, 2011 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2012 6.625% Notes [Member]	Dec. 31, 2012 5.500% Notes [Member]	Dec. 31, 2012 Bridge Loan [Member]	Dec. 31, 2012 Archstone [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable		$ 975,991,000	$ 575,641,000	$ 0			$ 93,100,000					$ 500,000,000		$ 253,900,000	$ 222,100,000
Stated interest rate						3.85%	6.95%	4.625%			3.85%			6.625%	5.50%
Unsecured Notes, face amount			1,000,000,000	600,000,000								500,000,000	500,000,000
Unamortized Deferred Financing Costs Written Off		1,600,000	4,400,000									1,000,000
Maturity period of interest rate notes									Aug. 15, 2026				Oct. 05, 2012
Convertible Debt					482,500,000	650,000,000				482,500,000	650,000,000
Proceeds		0	996,190,000	595,422,000				996,200,000
Effective interest rate of notes								6.20%
Bridge Loan Principal Amount		2,500,000,000	1,000,000,000
Equity Method Investment, Ownership Percentage		20.00%															60.00%
Debt Instrument, Fee Amount		16,300,000	2,600,000													8,400,000
Convertible senior subordinated notes conversion ratio									16.3934
Convertible senior subordinated notes, base conversion price											$ 1,000
Debt instrument convertible conversion price per share											$ 61.00
Term Loan Facility Spread	1.20%											0.50%